Allowance for Credit Losses ("ACL") on Loans	12 Months Ended
Dec. 31, 2025
Northfield Bancorp, Inc. [Member]
Credit Loss [Line Items]
Allowance for Credit Losses ("ACL") on Loans
(6)	Allowance for Credit Losses (“ACL”) on Loans
Allowance for Collectively Evaluated Loans
Held-for-Investment
In estimating the quantitative component of the allowance on a collective basis, the Company uses a risk rating migration model which calculates an expected life of loan loss percentage for each loan by generating probability of default and loss given default metrics. These metrics are multiplied by the exposure at the potential default, taking into consideration estimated prepayments, to calculate the quantitative component of the ACL. The metrics are based on the migration of loans from performing to loss by credit risk rating or delinquency categories using historical life-of-loan
analysis periods for each loan portfolio pool, and the severity of loss, based on the aggregate net lifetime losses incurred using the Company’s own historical loss experience and comparable peer data loss history. The model’s expected losses based on loss history are adjusted for qualitative adjustments to address risks that may not be adequately represented in the risk rating migration model. Among other things, these adjustments include and account for differences in: (i) changes in lending policies and procedures; (ii) changes in local, regional, national, and international economic and business conditions and developments that affect the collectability of our portfolio, including the condition of various market segments; (iii) changes in the experience, ability and depth of lending management and other relevant staff; (iv) changes in the quality of our loan review system; (v) the existence and effect of any concentrations of credit, and changes in the level of such concentrations; and (vi) the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our existing portfolio.
The Company utilizes a
two-year
reasonable and supportable forecast period after which estimated losses revert to historical loss experience immediately for the remaining life of the loan. In establishing its estimate of expected credit losses, the Company utilizes five externally-sourced forward-looking economic scenarios developed by Moody’s Analytics (“Moody’s”) so as to incorporate uncertainties related to the economic environment. These scenarios, which range from more benign to more severe economic outlooks, include a “most likely outcome” (the “Baseline” scenario) and four less likely scenarios referred to as the “Upside” and “Downside” scenarios. Each scenario is assigned a weighting with a majority of the weighting placed on the Baseline scenario and lower weights placed on both the Upside and Downside scenarios. The weighting assigned by management is based on the economic outlook and available information at the reporting date. The model projects economic variables under each scenario based on detailed statistical analyses. The Company has identified and selected key variables that most closely correlated to its historical credit performance, which include: Gross domestic product, unemployment, and three collateral indices: the Commercial Property Price Index, the Commercial Property Price Apartment Index and the Case-Shiller Home Price Index.

Allowance for Individually Evaluated Loans
The Company measures specific reserves for individual loans that do not share common risk characteristics with other loans, consisting of all loans previously modified as TDRs (prior to the adoption of ASU
2022-02)
and
non-accrual
loans with an outstanding balance of $500,000 or greater. Loans individually evaluated for impairment are assessed to determine whether the loan’s carrying value is not in excess of the estimated fair value of the collateral less cost to sell, if the loan is collateral-dependent, or the present value of the expected future cash flows, if the loan is not collateral-dependent. Management performs an evaluation of each individually evaluated loan and generally obtains updated appraisals as part of the evaluation. In addition, management adjusts estimated fair values down to appropriately consider recent market conditions, our willingness to accept a lower sales price to effect a quick sale, and costs to dispose of any supporting collateral. Determining the estimated fair value of underlying collateral (and related costs to sell) can be difficult in illiquid real estate markets and is subject to significant assumptions and estimates. Management employs an independent third-party management firm that specializes in appraisal preparation and review to ascertain the reasonableness of updated appraisals. Projecting the expected cash flows for TDRs (prior to the adoption of ASU
2022-02)
which are not collateral-dependent is inherently subjective and requires, among other things, an evaluation of the borrower’s current and projected financial condition. Individually evaluated loans that have no impairment losses are not considered for collective allowances described above. Upon adoption of ASU
2022-02,
the Company no longer establishes a specific reserve for loan modifications to borrowers experiencing financial difficulty. Instead, these loan modifications are included in their respective pool and a historical loss rate is applied to the current loan balance to arrive at the quantitative and qualitative baseline portion of the allowance for credit losses.
Allowance for Credit Losses –
Off-Balance
Sheet Exposures
An ACL for
off-balance-sheet
exposures represents an estimate of expected credit losses arising from off-balance
sheet exposures such as loan commitments, standby letters of credit and unused lines of credit (loans already on the books). Commitments to fund unused lines of credit are agreements to lend additional funds to customers as long as there have been no violations of any of the conditions established in the agreements (original or restructured). Commitments to originate loans generally have a fixed expiration or other termination clauses, which may require payment of a fee. Since some of these loan commitments are expected to expire without being drawn upon, total commitments do not necessarily represent future cash requirements. The reserve for off-balance
sheet exposures is determined using the CECL reserve factor in the related funded loan segment, adjusted for an average historical funding rate. The allowance for credit losses for off-balance
sheet credit exposures is recorded in other liabilities on the consolidated balance sheets and the corresponding provision is included in other non-interest
expense.
The table below summarizes the allowance for credit losses for off-balance
sheet credit exposures as of, and for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Balance at beginning of year	$518	$236
(Benefit)/expense for credit losses	(228)	282

Balance at end of year	$290	$518

A summary of changes in the allowance for credit losses for the years ended December 31, 2025, 2024, and 2023 follows (in thousands):

	December 31,
	2025	2024	2023
Balance at beginning of year	$35,183	$37,535	$42,617
Provision for credit losses	7,402	4,281	1,353
Recoveries	1,242	376	145
Charge-offs	(5,683)	(7,009)	(6,580)

Balance at end of year	$38,144	$35,183	$37,535

The following tables set forth activity in our allowance for credit losses by loan type, as of, and for the years ended, December 31, 2025 and December 31, 2024. The following tables also detail the amount of loans receivable held-for-investment,
net of deferred loan fees and costs, that are evaluated, individually and collectively, for impairment, and the related portion of allowance for credit losses that is allocated to each loan portfolio segment (in thousands):

	December 31, 2025
	Real Estate
	Commercial (1)	One-to- Four Family	Home Equity and Lines of Credit	Construction and Land	Commercial and Industrial	Other	Total Loans (excluding PCD)	PCD	Total
Allowance for credit losses:
Beginning balance	$20,949	$2,245	$2,254	$103	$6,724	$4	$32,279	$2,904	$35,183
Charge-offs	—	—	—	—	(5,340)	—	(5,340)	(343)	(5,683)
Recoveries	62	—	—	—	1,143	—	1,205	37	1,242
Provisions (credit)	3,471	(32)	626	(1)	3,315	—	7,379	23	7,402

Ending balance	$24,482	$2,213	$2,880	$102	$5,842	$4	$35,523	$2,621	$38,144

Ending balance: individually evaluated for impairment	$705	$—	$—	$—	$488	$—	$1,193	$—	$1,193

Ending balance: collectively evaluated for impairment	$23,777	$2,213	$2,880	$102	$5,354	$4	$34,330	$—	$34,330

Ending balance: PCD loans evaluated for impairment (2)	$—	$—	$—	$—	$—	$—	$—	$2,621	$2,621

Loans, net:
Ending balance	$3,272,755	$165,100	$198,557	$44,522	$166,167	$1,409	$3,848,510	$8,263	$3,856,773

Ending balance: individually evaluated for impairment	$7,211	$1,234	$16	$—	$3,278	$—	$11,739	$—	$11,739

Ending balance: collectively evaluated for impairment	$3,265,544	$163,866	$198,541	$44,522	$162,868	$1,409	$3,836,750	$—	$3,836,750

Ending balance: PCD loans evaluated for impairment (2)	$—	$—	$—	$—	$—	$—	$—	$8,263	$8,263

PPP loans not evaluated for impairment (3)	$—	$—	$—	$—	$21	$—	$21	$—	$21

(1)	Commercial includes commercial real estate loans collateralized by owner-occupied, non-owner occupied, and multifamily properties.
(2)	Upon adoption of CECL, the Company elected to maintain pools of PCD loans that were previously accounted for under ASC 310-30, and will continue to evaluate PCD loans under this guidance.
(3)	PPP loans are guaranteed by the SBA and therefore excluded from the allowance for credit losses.

	December 31, 2024
	Real Estate
	Commercial (1)	One-to- Four Family	Home Equity and Lines of Credit	Construction and Land	Commercial and Industrial	Other	Total Loans (excluding PCD)	PCD	Total
Allowance for credit losses:
Beginning balance	$23,255	$3,285	$1,705	$149	$6,050	$6	$34,450	$3,085	$37,535
Charge-offs	(136)	—	—	—	(6,873)	—	(7,009)	—	(7,009)
Recoveries	57	9	92	—	218	—	376	—	376
Provisions (credits)	(2,227)	(1,049)	457	(46)	7,329	(2)	4,462	(181)	4,281

Ending balance	$20,949	$2,245	$2,254	$103	$6,724	$4	$32,279	$2,904	$35,183

Ending balance: individually evaluated for impairment	$—	$—	$2	$—	$1,274	$—	$1,276	$—	$1,276

Ending balance: collectively evaluated for impairment	$20,949	$2,245	$2,252	$103	$5,450	$4	$31,003	$—	$31,003

Ending balance: PCD loans evaluated for impairment (2)	$—	$—	$—	$—	$—	$—	$—	$2,904	$2,904

Loans, net:
Ending balance	$3,487,285	$150,217	$174,062	$35,897	$163,425	$2,165	$4,013,051	$9,173	$4,022,224

Ending balance: individually evaluated for impairment	$7,730	$555	$20	$—	$4,070	$—	$12,375	$—	$12,375

Ending balance: collectively evaluated for impairment	$3,479,555	$149,662	$174,042	$35,897	$159,237	$2,165	$4,000,558	$—	$4,000,558

Ending balance: PCD loans evaluated for impairment (2)	$—	$—	$—	$—	$—	$—	$—	$9,173	$9,173

PPP loans not evaluated for impairment (3)	$—	$—	$—	$—	$118	$—	$118	$—	$118

(1)	Commercial includes commercial real estate loans collateralized by owner-occupied, non-owner occupied, and multifamily properties.
(2)	Upon adoption of CECL, the Company elected to maintain pools of PCD loans that were previously accounted for under ASC 310-30, and will continue to evaluate PCD loans under this guidance.
(3)	PPP loans are guaranteed by the SBA and therefore excluded from the allowance for credit losses.